Note 1 - Business of Internet Patents Corporation	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Disclosure Text Block [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Business of Internet Patents Corporation

Internet Patents Corporation (“IPC”) was originally incorporated in California in February 1995 and re-incorporated in Delaware in October 1996, and is headquartered outside Sacramento, California. IPC’s headquarters mailing address is 101 Parkshore Drive, Suite 100, Folsom, CA 95630, and the telephone number at that location is (916) 932-2860. The principal IPC website is www.internetpatentscorporation.net.

From its inception through December 21, 2011, IPC operated an online insurance marketplace that electronically matched consumers and providers of automobile, property, health, term life, and small business insurance. IPC discontinued this business in connection with the sale of substantially all of its assets (the “Disposition”) to Bankrate, Inc. (“Bankrate”) in a transaction that closed on December 21, 2011 (“Disposition Date”).On the Disposition Date and in connection with the Disposition, the Company changed its name from InsWeb Corporation (“InsWeb”) to Internet Patents Corporation.

Since the Disposition Date, IPC’s business consists solely of plans to license and otherwise enforce its portfolio of seven e-commerce patents (“Patent Licensing Business”).  From its original incorporation, IPC was among the earliest companies operating exclusively online, and we employed a significant number of software and systems engineers to develop technology leveraging the power of the internet. Although our principal business focus at that time was online insurance lead generation, the problems that our technology experts faced were common to many e-commerce companies. IPC's innovative solutions to these problems are now covered by patents, and patent applications, that we believe apply to many e-commerce activities, including:

●	personalized product recommendations to web site visitors;
●	retargeting or remarketing to web site visitors;
●	online registration and application processes and forms;
●	maintaining consistent look and feel of web pages in multiple languages; and
●	generating quick or even real time product rate requests.

Under U.S. law, a patent owner is entitled to exclude others from making, selling or using the patented invention for the life of the patent, generally twenty years from its filing date, with some possible term extensions by statute. The patent holder may grant one or more licenses to the patented invention, typically allowing the licensee to make, use and/or sell the patented invention in return for a royalty paid to the patent owner. A patent owner also may sue and recover damages from unlicensed parties for past patent infringement and sometimes future royalties. Although we intend to attempt to negotiate a reasonable royalty for licenses to the patented technologies, we may not be able to reach a negotiated settlement with the accused infringer. In that case we expect to vigorously litigate our infringement claims. To date, none of the Company's patents has generated direct revenues or been subject to a final adjudication of its validity.

1.           Business of Internet Patents Corporation

Internet Patents Corporation (“IPC”) was originally incorporated in California in February 1995 and re-incorporated in Delaware in October 1996, and is headquartered outside Sacramento, California. IPC’s headquarters mailing address is 101 Parkshore Drive, Suite 100, Folsom, CA 95630, and the telephone number at that location is (916) 932-2860. The principal IPC website is www.internetpatentscorporation.net.

From its inception through December 21, 2011, IPC operated an online insurance marketplace that electronically matched consumers and providers of automobile, property, health, term life, and small business insurance. IPC discontinued this business in connection with the sale of substantially all of its assets (the “Disposition”) to Bankrate, Inc. (“Bankrate”) in a transaction that closed on December 21, 2011 (“Disposition Date”).

On the Disposition Date and in connection with the Disposition, the Company changed its name from InsWeb Corporation (“InsWeb”) to Internet Patents Corporation.

As a result of the Disposition, we no longer conduct the insurance lead generation business, and have agreed not to reenter that business for a period of ten years.  We intend to develop and operate a business that licenses and otherwise enforces our patented technologies. Our future revenues are expected to consist entirely of the royalties from licensing the patents and damages for past infringement. IPC cannot estimate what revenues, if any, it will receive in 2014. In addition to general and administrative expenses, including salaries and benefits, rent and utilities, we expect to incur expenses associated with patent infringement litigation.